Commitments and Contingent Liabilities (Details) $ in Thousands	Jul. 02, 2018 USD ($)
Disclosure Of Commitments Text Block [Abstract]
Liability to pay the IIA royalties for future sales	$ 374
Royalties payable, description	Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.